                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Scopia Management Inc.
Address:        100 Park Avenue, Suite 2150, New York, NY 10017


Form 13F File Number:  28 - 11096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeremy Mindich
Title:  President
Phone:  212-370-0008

Signature, Place, and Date of Signing:

      /s/ Jeremy Mindich            New York, NY                May 12, 2005
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $247,911
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Column 1                               Column 2       Column 3       Column 4         Column 5        Column 6   Column 7   Column 8
NAME OF ISSUER                      TITLE OF CLASS  CUSIP NUMBER   MARKET VALUE  AMOUNT AND TYPE OF  INVESTMENT   OTHER      VOTING
                                                                  (IN THOUSANDS)     SECURITY SH     DISCRETION  MANAGERS  AUTHORITY

99 CENTS ONLY STORES CMN                Common     65440K 10 6       $   175           13,300             Sole                  Sole
ASTRAZENECA PLC SPONSORED ADR CMN       Common     046353 10 8       $ 1,739           44,000             Sole                  Sole
AFFILIATED COMPUTER SERVICES PUT        Common     008190 10 0       $ 3,860           72,500 PUT         Sole                  Sole
AUTOZONE INC PUT                        Common     053332 10 2       $   857           10,000 PUT         Sole                  Sole
BALLARD POWER SYSTEMS INC CMN           Common     05858H 10 4       $   179           34,577             Sole                  Sole
BANK OF AMERICA CORPORATION PUT         Common     060505 10 4       $ 7,259          164,600 PUT         Sole                  Sole
BIOGEN IDEC INC CMN                     Common     09062X 10 3       $ 4,659          135,000             Sole                  Sole
BOSTON ACOUSTICS INC CMN                Common     100534 10 6       $ 4,070          282,913             Sole                  Sole
BOSTON SCIENTIFIC CORP CALL             Common     101137 10 7       $ 1,465           50,000 CALL        Sole                  Sole
CABLEVISION SYSTEMS CORP COM            Common     12686C 10 9       $ 7,240          258,118             Sole                  Sole
CABLEVISION SYSTEMS CORP CALL           Common     12686C 10 9       $ 4,193          149,500 CALL        Sole                  Sole
CAL MAINE FOODS INC CMN                 Common     128030 20 2       $   569           72,452             Sole                  Sole
CAMBREX CORPORATION                     Common     132011 10 7       $   584           27,417             Sole                  Sole
CELADON GROUP INC                       Common     150838 10 0       $ 1,546           83,338             Sole                  Sole
CIT GROUP INC CMN                       Common     125581 10 8       $ 8,451          222,390             Sole                  Sole
COMCAST CORP PUT                        Common     20030N 10 1       $ 6,688          200,000 PUT         Sole                  Sole
CORRECTIONS CORP AMER NEW CMN           Common     22025Y 40 7       $ 6,466          167,500             Sole                  Sole
CVS CORP PUT                            Common     126650 10 0       $ 1,579           30,000 PUT         Sole                  Sole
DYCOM INDUSTRIES INC CMN                Common     267475 10 1       $ 2,740          119,200             Sole                  Sole
ENCYSIVE PHARMACEUTICALS INC CMN        Common     29256X 10 7       $ 1,386          135,578             Sole                  Sole
GENITOPE CORPORATION CALL               Common     37229P 50 7       $ 1,063           85,000 CALL        Sole                  Sole
GENITOPE CORPORATION CMN                Common     37229P 50 7       $ 1,060           84,797             Sole                  Sole
GOLD KIST INC. CMN                      Common     380614 10 7       $ 6,195          389,593             Sole                  Sole
GOODYEAR TIRE & RUBBER CO CMN           Common     382550 10 1       $   170           12,700             Sole                  Sole
GRAFTECH INTERNATIONAL LTD CMN          Common     384313 10 2       $ 1,576          276,900             Sole                  Sole
HARRIS AND HARRIS GRP INC. CMN          Common     413833 10 4       $   194           16,086             Sole                  Sole
HCA INC CMN                             Common     404119 10 9       $ 6,536          122,000             Sole                  Sole
INVESTORS FINL SERVICES CORP PUT        Common     461915 10 0       $ 2,446           50,000 PUT         Sole                  Sole
IPASS INC CMN                           Common     46261V 10 8       $ 5,857          957,056             Sole                  Sole
ISHARES TR DJ US REAL EST PUT           Common     464287 73 9       $ 8,415           75,000 PUT         Sole                  Sole
ISHARES TR RUSSELL 2000 PUT             Common     464287 65 5       $25,029          204,900 PUT         Sole                  Sole
ISTAR FINL INC CMN                      Common     45031U 10 1       $11,385          276,467             Sole                  Sole
JUNIPER NETWORKS, INC CMN               Common     48203R 10 4       $   640           29,024             Sole                  Sole
LONG DRUG STORES CP CMN                 Common     543162 10 1       $ 5,354          156,460             Sole                  Sole
MARTHA STEWART LIVING OMNIME PUT        Common     573083 10 2       $ 2,959          131,000 PUT         Sole                  Sole
MERCK & CO.INC. CMN                     Common     589331 10 7       $ 7,042          217,547             Sole                  Sole
MILLER INDS INC CMN                     Common     600551 20 4       $12,536          968,741             Sole                  Sole
NORTH FORK BANCORPORATION NY PUT        Common     659424 10 5       $ 4,104          147,950 PUT         Sole                  Sole
ORIGEN FINANCIAL, INC. CMN              Common     68619E 20 8       $ 6,374          922,477             Sole                  Sole
OSI PHARMACEUTICALS INC CMN             Common     671040 10 3       $   570           13,800             Sole                  Sole
PAR PHARMACEUTICAL COS INC CMN          Common     69888P 10 6       $   719           21,495             Sole                  Sole
PFIZER INC. CMN                         Common     717081 10 3       $ 9,171          349,100             Sole                  Sole
PIXAR PUT                               Common     725811 10 3       $ 1,951           20,000 PUT         Sole                  Sole
PROSPECT ENERGY CORP CMN                Common     74348T 10 2       $   644           49,946             Sole                  Sole
PXRE GROUP LTD CMN                      Common     G73018 10 6       $10,609          413,600             Sole                  Sole
RESEARCH IN MOTION LTD CALL             Common     760975 10 2       $ 2,140           28,000 CALL        Sole                  Sole
RETAIL HOLDRS TR DEP RCPT PUT           Common     76127U 10 1       $ 1,753           18,300 PUT         Sole                  Sole
RITE AID CORP CMN                       Common     767754 10 4       $   566          142,969             Sole                  Sole
SAPPI LTD SPON ADR                      Common     803069 20 2       $12,022          977,432             Sole                  Sole
SEARS ROEBUCK & CO PUT                  Common     812387 10 8       $ 3,995           30,000 PUT         Sole                  Sole
SMURFIT-STONE CONTAINER CORP            Common     832727 10 1       $   519           33,519             Sole                  Sole
STRATEX NETWORKS INC CMN                Common     86279T 10 9       $ 2,431        1,321,441             Sole                  Sole
SYMANTEC CORP CMN                       Common     871503 10 8       $ 6,399          300,000             Sole                  Sole
TESCO CORPORATION CMN                   Common     88157K 10 1       $ 5,800          501,287             Sole                  Sole
TRW AUTOMOTIVE HOLDINGS CORP CMN        Common     87264S 10 6       $ 4,182          215,240             Sole                  Sole
TUESDAY MORNING CORP CMN                Common     899035 50 5       $ 1,239           42,917             Sole                  Sole
WILSON GREATBATCH TECHNOLOGIES CMN      Common     972232 10 2       $   246           13,475             Sole                  Sole
WYETH CMN                               Common     983024 10 0       $ 8,318          197,200             Sole                  Sole